STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Status of Non-Vested Options) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shares
Non-vested, beginning balance	7,394,000	11,910,000
Granted	13,985,000	1,968,000
Cancelled	(2,035,000)	(4,640,000)
Vested	(5,926,000)	(1,844,000)
Exercised
Non-vested, ending balance	13,418,000	7,394,000
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.05	$ 0.051
Granted	$ 0.03	$ 0.043
Cancelled	$ 0.06	$ 0.048
Vested	$ 0.05	$ 0.048
Exercised
Non-vested, ending balance	$ 0.03	$ 0.05